CONVERTIBLE NOTES PAYABLE - Interest Expense (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Accrued interest and financing expense | $	$ 1,146,251	$ 743,840
Convertible notes 2020 [Member]
Debt Instrument [Line Items]
Accrued interest and financing expense | $	$ 1,146,000	744,000
Total number of notes holders | item	5
Number of notes holders who received consideration | item	2
Number of remaining noteholders | item	3
Interest expense | $	$ 0	$ 202,000